Financial Management - Sensitivity Analysis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount	$ (42,592)	$ (13,977)
Minimum
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on Income and Equity Possible increase through maturity	(2,140)	(355)
Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on Income and Equity Possible increase through maturity	$ (4,280)	$ (710)